INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
INCOME TAXES
Net deferred tax asset	$ 1,303,000
Federal corporate income tax rate	21.00%	21.00%
State net operating loss carryforwards	$ 3,000,000.0
Valuation allowance	933,000	$ 616,000
Federal net operating loss carryforward	$ 2,800,000